Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Schedule Of Reorganization Adjustments To Statement Of Operations

	Year Ended December 31, 2012
	As Previously
	Reported	CMM	Combined
	(In thousands, except per unit data)
Operating revenues	$213,961	$25,502	$239,463
Operating expenses	(151,238)	(12,365)	(163,603)
Operating income	$62,723	$13,137	$75,860
Basic earnings per limited partner unit	$0.37		$0.37
Diluted earnings per limited partner unit	$0.37		$0.37
Weighted-average number of limited partner units:
Basic	45,223		45,223
Diluted	45,420		45,420

Schedule Of Reorganization Adjustments To Balance Sheet

	As of December 31, 2012
	As Previously
	Presented	CMM	Eliminations	Combined
ASSETS
Current assets
Cash and cash equivalents	$21	$90	$-	$111
Accounts receivable - related party	23,863	-	(108)	23,755
Accounts receivable	15,123	6,513	-	21,636
Other current assets	4,861	-	-	4,861
Total current assets	43,868	6,603	(108)	50,363

Investment in unconsolidated affiliate	128,646	-	(128,646)	-
Property, plant and equipment, net	784,371	155,475	-	939,846
Intangible assets - net	163,021	338,359	-	501,380
Other long-term assets	113,501	5,379	-	118,880
Total assets	$1,233,407	$505,816	$(128,754)	$1,610,469

LIABILITIES AND PARTNERS' CAPITAL/MEMBERS' EQUITY
Current liabilities
Accrued additions to property, plant and equipment	$3,829	$5,384	-	$9,213
Other current liabilities	6,950	2,634	-	9,584
Accounts payable, accrued expenses and other liabilities	27,423	2,402	(108)	29,717
Total current liabilities	38,202	10,420	(108)	48,514

Long-term debt	558,161	127,000	-	685,161
Other long-term liabilities	16,349	836	-	17,185
Partner's capital/members' equity	620,695	367,560	(128,646)	859,609
Total liabilities and partners' capital/members' equity	$1,233,407	$505,816	$(128,754)	$1,610,469